Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Financial Statements [Abstract]
Balance sheet items, except for equity accounts	$ 6.6879	$ 6.3524
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	$ 6.7347	$ 6.4389